Derivative Financial Instruments - Narrative (Details) - Revelyst Business - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Foreign currency translation gains (losses)	$ (79)	$ 239	$ (330)	$ 1,249	$ 0
Foreign currency forward contracts | Cash Flow Hedging | Derivatives designated as cash flow hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount	$ 32,851		$ 4,064	$ 40,615
Foreign currency forward contracts | Cash Flow Hedging | Derivatives designated as cash flow hedging instruments | Minimum
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Remaining maturity (in months)	12 months		12 months
Foreign currency forward contracts | Cash Flow Hedging | Derivatives designated as cash flow hedging instruments | Maximum
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Remaining maturity (in months)	15 months		15 months